PREPAYMENT AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 5 – PREPAYMENT AND OTHER ASSETS

	As of December 31,
	2024	2023	2022
VAT receivable - current	$348,112	$1,442,517	$1,176,771
Other receivables	43,824	307,700	186,840
Other receivables from well equipment - current	609,604	-	-
Consumables and spare parts	190,584	148,376	121,740
Prepaid expenses	48,533	21,983	18,750
Less: Allowance on other receivables	(103,433)	-	-
Prepayment and other current assets	$1,137,224	$1,920,576	$1,504,101

VAT receivable – non-current	1,294,611	-	-
Other receivables from well equipment – non-current	-	609,604	635,052
Deposit and others	133,682	134,836	268,666
Durable spare parts	185,145	128,107	114,528
Other non-current assets	1,613,438	872,547	1,018,246
Less: allowance on doubtful receivables	(14,241)	(59,604)	-
Other non-current assets, net	$1,599,197	$812,943	$1,018,246

For the year ended December 31, 2023, the Company sold a rig equipment to a third party. As of the date of this filing, there is an outstanding balance of $609,604. Considering the potential risk of default, the Company recorded $59,604 allowance for the doubtful account as of December 31, 2023. For the year ended December 31, 2024, the Company further recorded $40,000 allowance for the doubtful accounts. The Company also record allowance on the VAT receivable, $3,829 and $14,241 on the current and non-current, respectively. The VAT receivable is the qualified input VAT paid by the Company to Pertamina. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. As the Company’s sales does not subject to any VAT output, the Company will bill Pertamina for reimbursement per tax reimbursement filing. The Company put all VAT receivable under current asset in the fiscal year 2022 and 2023, however, based on the latest facts and circumstances, the Company started to collect its VAT receivable for 2021 in the year 2024. Therefore, the Company considered the 2022 VAT would be collected in the year 2025 which were reasonable to be classified as current assets while the rest was reclassified as non-current assets as it is expected to be collected over next 12 months after December 31, 2024.

After evaluating above facts, $1,294,611 VAT receivable is classified as non-current assets as of December 31, 2024 and $348,112 is classified under current assets.